Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net profit (loss) for the period	$ (833,727)	$ (338,851)	$ (1,158,466)	$ (624,597)
Non-Cash Items
Unrealized foreign exchange (gains) losses	25	(3,464)	11,703	(17,438)
Realized foreign exchange (gains) losses on conversion of convertible promissory notes	0	7,302	0	10,404
Amortization of prepaid expenses	0	9,458	0	19,927
Common stock issued on conversion of promissory notes	477,394	0	729,496	0
Accretion expense	37,354	0	95,943	0
Change in valuation of derivative instruments	145,263	0	(45,136)	0
Stock-based compensation	0	0	0	60,000
Interest accrued on convertible promissory notes	8,292	3,493	13,868	16,419
GST payable (recoverable)	(3,830)	(3,151)	(11,434)	(5,709)
Accounts payable and accrued liabilities	49,552	720	57,031	(21,798)
Cash flows provided by (used for) operating activities	(119,677)	(324,493)	(306,995)	(562,792)
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Net proceeds received on issuance of promissory notes	178,729	267,160	258,223	509,848
Advances from minority interest	0	30	35	30
Promissory notes repaid	0	0	0	(33,596)
Proceeds on issuance of Class B common shares	100	0	100	100
Cash flows provided by (used for) financing activities	178,829	267,190	258,358	476,382
Net (decrease) increase in cash	59,152	(57,303)	(48,637)	(86,410)
Cash (bank indebtedness), beginning of the period	5,367	464,703	113,156	493,810
Cash, end of the period	$ 64,519	$ 407,400	$ 64,519	$ 407,400